American Beacon Zebra Large Cap Equity Fund
American Beacon Zebra Small Cap Equity Fund

Supplement dated October 20, 2011
to the
Statement of Additional Information dated December 30, 2010

The information below supplements the Statement of Additional Information dated December 30, 2010, and is in addition to any other supplements.

In the “Portfolio Managers” section, all references to Zhiwu Chen are deleted and the following is added:

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for Which Advisory Fee is Performance- Based

Name of Investment Advisor and Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Zebra Capital Management Company, Inc.
Eric Stokes*	N/A	4 ($196.8 mil)	7 ($405.5 mil)	N/A	4 ($196.8 mil)	N/A
*Information provided as of September 30, 2011.

In the Portfolio Managers section-Ownership of Funds sub-section, all references to Zhiwu Chen are deleted and the following is added:

Name of Investment Advisor and Portfolio Manager	Zebra Large Cap Equity Fund	Zebra Small Cap Equity Fund
Zebra Capital Management, L.LC.
Eric Stokes	None	None

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE